Fees and Commissions	12 Months Ended
Dec. 31, 2021
Disclosure of fee and commission income (expense) [text block] [Abstract]
FEES AND COMMISSIONS

NOTE 27

FEES AND COMMISSIONS

This item includes the amount of fees earned and paid during the year, except for those which are an integral part of the financial instrument’s effective interest rate:

	For the years ended December 31,
	2021	2020	2019
	MCh$	MCh$	MCh$

Fee and commission income
Fees and commissions for lines of credits and overdrafts	7,602	7,428	10,315
Fees and commissions for guarantees and letters of credit	39,010	36,277	35,039
Fees and commissions for card services	273,641	196,308	225,702
Fees and commissions for management of accounts	39,581	34,825	35,949
Fees and commissions for collections and payments	26,871	23,242	33,355
Fees and commissions for intermediation and management of securities	10,750	11,272	10,154
Insurance brokerage fees	43,898	39,764	49,664
Office banking	17,823	15,119	13,655
Fees for other services rendered	49,178	44,072	47,331
Other fees earned	70,250	42,855	37,494
Total	578,604	451,162	498,658

	For the years ended December 31,
	2021	2020	2019
	MCh$	MCh$	MCh$

Fee and commission expense
Compensation for card operation	(168,077)	(123,011)	(171,513)
Fees and commissions for securities transactions	(4,860)	(896)	(1,001)
Office banking	(2,115)	(2,078)	(1,860)
Interbank services	(34,143)	(24,957)	(19,839)
Other fees	(36,658)	(32,942)	(17,359)
Total	(245,853)	(183,884)	(211,572)

Net fees and commissions income	332,751	267,278	287,086

The fees earned in transactions with letters of credit are presented in the Consolidated Statements of Income in the line item “Interest income”.

The income and expenses for the commissions of the business segments and the calendar for the recognition of income from ordinary activities are presented below:

	Segments					Revenue recognition calendar for ordinary activities
As of December 31,	Individuals and PYMEs	Companies and Institutions	Global Investment Banking	Others	Total	Transferred over time	Transferred at a point in time	Accrual model
2021	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$

Commission income
Commissions for lines of credit and overdrafts	6,284	835	430	53	7,602	7.602	-	-
Commissions for guarantees and letters of credit	11,620	19,281	7,983	126	39,010	39.010	-	-
Commissions for card services	258,971	11,223	3,401	46	273,641	58.186	215.455	-
Commissions for account management	35,933	2,496	1,149	3	39,581	39.581	-	-
Commissions for collections, collections and payments	24,615	1,561	653	42	26,871	-	12.498	14.373
Commissions for intermediation and management of values	3,687	355	5,790	918	10,750	-	10.750	-
Remuneration for insurance commercialization	43,995	-	3	(100)	43,898	-	-	43.898
Office banking	12,493	4,494	836	-	17,823	-	17.823	-
Other remuneration for services rendered	45,278	3,306	581	13	49,178	-	49.178	-
Other commissions earned	34,656	12,878	23,785	(1,069)	70,250	-	70.250	-
Total	477,532	56,429	44,611	32	578,604	144.379	375.954	58.271

Commission expenses
Remuneration for card operation	(160,982)	(6,035)	(1,053)	(7)	(168,077)	-	(93.019)	(75.058)
Commissions per transaction with securities	-	-	(2,744)	(2,116)	(4,860)	-	(4.860)	-
Office banking	(4,237)	73	2,049	-	(2,115)	-	(2.115)	-
Interbank services	(24,230)	(4,338)	(5,618)	43	(34,143)	-	(34.143)	-
Other commissions	(25,818)	(2,226)	(3,989)	(4,625)	(36,658)	-	(36.658)	-
Total	(215,265)	(12,526)	(11,355)	(6,705)	(245,853)	-	(170.795)	(75.058)
Total Net commission income and expenses	262,265	43,903	33,256	(6,673)	332,751	144.379	205.159	(16.787)

	Segments					Revenue recognition calendar for ordinary activities
As of December 31,	Individuals and PYMEs	Companies and Institutions	Global Investment Banking	Others	Total	Transferred over time	Transferred at a point in time	Accrual model
2020	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$

Commission income
Commissions for lines of credit and overdrafts	6,334	690	398	6	7,428	7,428	-	-
Commissions for guarantees and letters of credit	11,304	17,505	7,112	356	36,277	36,277	-	-
Commissions for card services	187,098	6,620	2,568	22	196,308	47,073	149,235	-
Commissions for account management	31,508	2,495	819	3	34,825	34,825	-	-
Commissions for collections, collections and payments	21,281	1,514	367	80	23,242	-	11,303	11,939
Commissions for intermediation and management of values	3,353	299	8,149	(529)	11,272	-	11,272	-
Remuneration for insurance commercialization	39,764	-	-	-	39,764	-	-	39,764
Office banking	10,393	4,077	649	-	15,119	-	15,119	-
Other remuneration for services rendered	39,318	3,606	1,028	120	44,072	-	44,072	-
Other commissions earned	18,948	11,716	12,850	(659)	42,855	-	42,855	-
Total	369,301	48,522	33,940	(601)	451,162	125,603	273,856	51,703

Commission expenses
Remuneration for card operation	(118,255)	(3,020)	(1,070)	(666)	(123,011)	-	(68,550)	(54,461)
Commissions per transaction with securities	-	-	(69)	(827)	(896)	-	(896)	-
Office banking	(1,326)	(434)	(314)	(4)	(2,078)	-	(2,078)	-
Interbank services	(16.073)	(5,183)	(3,663)	(38)	(24,957)		(24,957)
Other commissions	(20,216)	(1,550)	(5,644)	(5,532)	(32,942)	-	(32,942)	-
Total	(155,870)	(10,187)	(10,760)	(7,067)	(183,884)	-	(129,423)	(54,461)
Total Net commission income and expenses	213,431	38,335	23,180	(7,668)	267,278	125,603	144,433	(2,758)

	Segments					Revenue recognition calendar for ordinary activities
As of December 31,	Individuals and PYMEs	Companies and Institutions	Global Investment Banking	Others	Total	Transferred over time	Transferred at a point in time	Accrual model
2019	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$

Commission income
Commissions for lines of credit and overdrafts	6,123	935	3,240	17	10,315	10,315	-	-
Commissions for guarantees and letters of credit	11,553	17,531	5,842	113	35,039	35,039	-	-
Commissions for card services	218,635	6,042	950	75	225,702	41,347	184,355	-
Commissions for account management	32,608	2,515	823	3	35,949	35,949	-	-
Commissions for collections, collections and payments	36,129	2,185	464	(5,423)	33,355	-	12,854	20,501
Commissions for intermediation and management of values	3,219	245	8,301	(1,611)	10,154	-	10,154	-
Remuneration for insurance commercialization	49,664	-	-	-	49,664	-	-	49,664
Office banking	9,280	3,782	606	(13)	13,655	-	13,655	-
Other remuneration for services rendered	42,499	3,748	839	245	47,331	-	47,331	-
Other commissions earned	12,462	10,727	14,293	12	37,494	-	37,494	-
Total	422,172	47,710	35,358	(6,582)	498,658	122,650	305,843	70,165

Commission expenses
Remuneration for card operation	(168,024)	(3,475)	(321)	307	(171,513)	-	(171,513)	-
Commissions per transaction with securities	-	-	(33)	(968)	(1,001)	-	(1,001)	-
Office banking	(1,186)	(389)	(282)	(3)	(1,860)	-	(1,860)	-
Interbank services	(12,776)	(4,121)	(2,912)	(30)	(19,839)		(19,839)
Other commissions	(9,559)	(1,013)	(2,707)	(4,080)	(8,359)	-	(8,359)	-
Total	(191,545)	(8,998)	(6,255)	(4,774)	(211,572)	-	(211,572)	-
Total Net commission income and expenses	230,627	38,712	29,103	(11,356)	287,086	122,650	94,271	70,165